Income Taxes - Temporary differences and tax loss carry forwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Deferred income tax assets, net	$ 17,149,590	$ 17,520,493	$ 30,962,539
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	4,678,136	4,469,799
Accrued liabilities
Income Taxes
Deferred tax assets	3,115,699	4,312,485
Deferred income tax assets, net	3,115,699	4,312,485	7,123,452
Allowance for expected credit losses
Income Taxes
Deferred tax assets	606,257	607,773
Deferred income tax assets, net	606,257	607,773	946,559
Customer advances
Income Taxes
Deferred tax assets	1,583,352	2,335,751
Deferred income tax assets, net	1,583,352	2,335,751	1,854,424
Property, plant and equipment, net
Income Taxes
Deferred tax assets	4,643,270	3,923,889
Deferred income tax assets, net	4,643,270	3,923,889	3,704,746
Financial expenses pending tax deduction
Income Taxes
Deferred tax assets	1,112,726	1,040,210
Deferred income tax assets, net	1,112,726	1,040,210	1,941,726
Prepaid expenses and other items.
Income Taxes
Deferred income tax assets, net			2,572,342
Derivative financial instruments.
Income Taxes
Deferred income tax assets, net			615
Operating tax loss
Income Taxes
Deferred tax assets	4,014,487	4,552,116
Capital tax loss
Income Taxes
Deferred tax assets	5,823,813	5,564,452
Investments
Income Taxes
Deferred tax liabilities	(722,530)	(700,285)
Deferred income tax assets, net	(722,530)	(700,285)	(1,733,507)
Prepaid expenses and other items
Income Taxes
Deferred tax liabilities	(476,430)	(1,589,317)
Derivative financial instruments
Income Taxes
Deferred tax liabilities	(44,618)	(130,879)
Deferred income tax assets, net	(44,618)	(130,879)
Intangible assets and transmission rights
Income Taxes
Deferred tax liabilities	(2,842,087)	(2,642,515)
Deferred income tax assets, net	(2,842,087)	(2,642,515)	(2,807,484)
Deferred income tax assets of Mexican companies
Income Taxes
Deferred income tax assets, net	16,813,939	17,273,680
Deferred income tax assets of foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 335,651	$ 246,813	$ 218,983